LONG-TERM BANK DEBT	12 Months Ended
Dec. 31, 2012
LONG-TERM BANK DEBT [Abstract]
LONG-TERM BANK DEBT
NOTE 10:-	LONG-TERM BANK DEBT

a.	Classified by currency, linkage terms and interest rates:

		Interest rate		December 31,
		2011	2012	2011	2012
		%

Bank loan	NIS	4.26	3.59	$71	$39

				71	39
Less - current maturities				33	33

				$38	$6
Weighted average interest rates at the end of the year		4.26	3.59

b.	As of December 31, 2012, the aggregate annual maturities of the long-term loans are as follows:

2013	$33
2014	6

$39

c.	As for charges, see Note 11g.